Debt - Second Lien Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes, Other notes payable (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended				48 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Feb. 28, 2019	Aug. 31, 2018	May 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Debt
Interest-in-kind						$ 100	$ 100
Face amount of the debt								$ 95,000				$ 95,000
Gain on retirement of debt								$ 0	$ 3,321
Convertible Notes
Debt
Interest rate (as a percent)	15.00%					15.00%		15.00%				15.00%
Proceeds from issuance of notes						$ 7,800	6,700	$ 90,000
Additional proceed from notes payable								$ 96,800
Initial conversion price (in dollars per share)	$ 1.67					$ 1.67		$ 1.67				$ 1.67
Face amount of the debt								$ 20,000				$ 20,000
Amount paid to retire notes				$ 100
Amount of notes retired				3,400
Gain on retirement of debt				$ 3,300
Notes issued in satisfaction of a backstop put option payment								5,000
Interest amount prepaid								300
1.5 Lien Notes
Debt
Interest rate (as a percent)					15.00%
Proceeds from issuance of notes					$ 10,000	$ 5,100	4,500	0	28,000	$ 41,000	$ 26,200	95,200
Repurchase price (as a percent)					110.00%
Redemption price (as a percent)					110.00%
Interest-in-kind								18,780	$ 14,023	$ 7,512	$ 1,535	41,850
1.25 Lien Notes
Debt
Interest rate (as a percent)			15.00%
Proceeds from issuance of notes	$ 97,000		$ 18,000			33,400		77,200
Face amount of the debt	$ 18,000					18,000		18,000				$ 18,000
Interest in-kind notes
Debt
Proceeds from issuance of notes						$ 3,400	$ 300	$ 5,200
Other note payable
Debt
Interest rate (as a percent)									5.00%
Delayed payment fee (as a percent)		5.50%						2.00%	2.00%
Delayed payment fee								$ 100	$ 100